Issuance of common units (Details) - Hoegh LNG Partners LP [Member] - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 16, 2016	Dec. 31, 2016
Gross proceeds received		$ 115,956
Less: Underwriters' discount		(3,943)
Less: Offering expenses		(484)
Net proceeds from IPO	$ 111,500	$ 111,529